UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Steven I. Koszalka

American Funds Mortgage Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio
May 31, 2015
unaudited
Bonds, notes & other debt instruments 98.97% Mortgage-backed obligations 60.27% Federal agency mortgage-backed obligations 58.74%	Principal amount (000)	Value (000)
Fannie Mae 3.358% 2017[1]	$285	$298
Fannie Mae 2.50% 2033[1]	4,447	4,467
Fannie Mae 2.50% 2033[1]	910	917
Fannie Mae 3.00% 2033[1]	1,359	1,377
Fannie Mae 5.00% 2040[1]	1,383	1,495
Fannie Mae 5.00% 2040[1]	1,074	1,161
Fannie Mae 2.275% 2043[1]	205	200
Fannie Mae 2.275% 2043[1]	134	130
Fannie Mae 2.275% 2043[1]	118	115
Fannie Mae 2.275% 2043[1]	116	113
Fannie Mae 2.275% 2043[1]	90	88
Fannie Mae 2.525% 2043[1]	345	338
Fannie Mae 2.525% 2043[1]	292	287
Fannie Mae 2.525% 2043[1]	234	229
Fannie Mae 2.525% 2043[1]	187	183
Fannie Mae 2.525% 2043[1]	168	165
Fannie Mae 2.525% 2043[1]	154	151
Fannie Mae 2.525% 2043[1]	139	137
Fannie Mae 2.525% 2043[1]	133	130
Fannie Mae 2.525% 2043[1]	129	126
Fannie Mae 2.525% 2043[1]	111	109
Fannie Mae 2.525% 2043[1]	110	107
Fannie Mae 2.525% 2043[1]	104	102
Fannie Mae 2.525% 2043[1]	92	90
Fannie Mae 2.525% 2043[1]	87	86
Fannie Mae 2.525% 2043[1]	87	85
Fannie Mae 2.525% 2043[1]	87	85
Fannie Mae 2.525% 2043[1]	75	73
Fannie Mae 2.525% 2043[1]	75	73
Fannie Mae 2.525% 2043[1]	73	72
Fannie Mae 2.525% 2043[1]	38	37
Fannie Mae 2.775% 2043[1]	691	689
Fannie Mae 2.775% 2043[1]	469	468
Fannie Mae 2.775% 2043[1]	438	437
Fannie Mae 2.775% 2043[1]	409	408
Fannie Mae 2.775% 2043[1]	387	386
Fannie Mae 2.775% 2043[1]	383	382
Fannie Mae 2.775% 2043[1]	365	365
Fannie Mae 2.775% 2043[1]	230	230
Fannie Mae 2.775% 2043[1]	157	157
Fannie Mae 2.775% 2043[1]	141	141
Fannie Mae 2.775% 2043[1]	138	138
Fannie Mae 2.775% 2043[1]	129	129
Fannie Mae 2.775% 2043[1]	125	125
Fannie Mae 2.775% 2043[1]	112	112
Fannie Mae 2.775% 2043[1]	108	108
American Funds Mortgage Fund — Page 1 of 8

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 2043[1]	$107	$107
Fannie Mae 2.775% 2043[1]	60	59
Fannie Mae 2.775% 2043[1]	54	53
Fannie Mae 3.025% 2043[1]	375	381
Fannie Mae 3.025% 2043[1]	227	231
Fannie Mae 3.025% 2043[1]	205	208
Fannie Mae 3.025% 2043[1]	181	183
Fannie Mae 3.025% 2043[1]	146	149
Fannie Mae 3.025% 2043[1]	145	147
Fannie Mae 3.025% 2043[1]	119	121
Fannie Mae 3.025% 2043[1]	116	118
Fannie Mae 3.025% 2043[1]	108	110
Fannie Mae 3.025% 2043[1]	95	96
Fannie Mae 3.025% 2043[1]	95	96
Fannie Mae 3.025% 2043[1]	93	94
Fannie Mae 3.025% 2043[1]	90	91
Fannie Mae 3.025% 2043[1]	83	84
Fannie Mae 3.025% 2043[1]	48	48
Fannie Mae 3.275% 2043[1]	232	239
Fannie Mae 3.275% 2043[1]	194	201
Fannie Mae 3.275% 2043[1]	170	176
Fannie Mae 3.275% 2043[1]	135	139
Fannie Mae 3.275% 2043[1]	127	131
Fannie Mae 3.275% 2043[1]	127	131
Fannie Mae 3.275% 2043[1]	77	80
Fannie Mae 3.275% 2043[1]	65	68
Fannie Mae 3.275% 2043[1]	35	36
Fannie Mae 4.00% 2043[1]	9,283	10,045
Fannie Mae 3.50% 2045[1,2]	54,000	56,234
Fannie Mae 3.50% 2053[1]	2,801	2,875
Freddie Mac 6.00% 2038[1]	394	449
Freddie Mac 4.00% 2041[1]	618	662
Government National Mortgage Assn. 4.00% 2032[1]	1,169	1,265
Government National Mortgage Assn. 4.00% 2032[1]	881	953
Government National Mortgage Assn. 6.50% 2032[1]	2,025	2,319
Government National Mortgage Assn. 3.75% 2034[1]	1,610	1,725
Government National Mortgage Assn. 4.25% 2034[1]	1,393	1,527
Government National Mortgage Assn. 3.25% 2035[1]	2,242	2,323
Government National Mortgage Assn. 3.25% 2035[1]	1,984	2,056
Government National Mortgage Assn. 3.25% 2035[1]	1,946	2,016
Government National Mortgage Assn. 5.00% 2035[1]	1,114	1,232
Government National Mortgage Assn. 3.75% 2037[1]	878	941
Government National Mortgage Assn. 6.50% 2038[1]	647	733
Government National Mortgage Assn. 6.50% 2038[1]	366	414
Government National Mortgage Assn. 6.50% 2038[1]	148	163
Government National Mortgage Assn. 6.00% 2039[1]	7,304	8,417
Government National Mortgage Assn. 3.25% 2040[1]	1,497	1,551
Government National Mortgage Assn. 3.25% 2040[1]	1,226	1,270
Government National Mortgage Assn. 5.00% 2040[1]	1,109	1,215
Government National Mortgage Assn. 5.50% 2040[1]	7,477	8,505
Government National Mortgage Assn. 4.00% 2041[1]	1,361	1,410
Government National Mortgage Assn. 4.50% 2041[1]	3,117	3,388
Government National Mortgage Assn. 4.50% 2041[1]	1,566	1,658
Government National Mortgage Assn. 4.50% 2041[1]	1,518	1,609
American Funds Mortgage Fund — Page 2 of 8

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2041[1]	$1,136	$1,232
Government National Mortgage Assn. 4.50% 2041[1]	1,077	1,167
Government National Mortgage Assn. 5.00% 2041[1]	9,713	10,743
Government National Mortgage Assn. 5.00% 2041[1]	5,065	5,562
Government National Mortgage Assn. 5.00% 2041[1]	1,894	2,021
Government National Mortgage Assn. 6.50% 2041[1]	859	942
Government National Mortgage Assn. 2.75% 2042[1]	916	921
Government National Mortgage Assn. 2.75% 2042[1]	828	831
Government National Mortgage Assn. 2.75% 2042[1]	527	529
Government National Mortgage Assn. 2.75% 2042[1]	473	476
Government National Mortgage Assn. 2.75% 2042[1]	461	464
Government National Mortgage Assn. 2.75% 2042[1]	342	344
Government National Mortgage Assn. 2.75% 2042[1]	76	77
Government National Mortgage Assn. 3.50% 2042[1]	993	1,053
Government National Mortgage Assn. 3.50% 2042[1]	867	910
Government National Mortgage Assn. 4.00% 2042[1]	1,377	1,483
Government National Mortgage Assn. 4.00% 2042[1]	1,053	1,122
Government National Mortgage Assn. 4.00% 2042[1]	953	1,024
Government National Mortgage Assn. 4.50% 2042[1]	2,097	2,274
Government National Mortgage Assn. 3.50% 2043[1]	1,317	1,396
Government National Mortgage Assn. 3.50% 2043[1]	1,229	1,292
Government National Mortgage Assn. 4.00% 2043[1]	2,690	2,804
Government National Mortgage Assn. 3.75% 2044[1]	2,104	2,252
Government National Mortgage Assn. 4.00% 2044[1]	9,804	10,460
Government National Mortgage Assn. 4.25% 2044[1]	1,202	1,307
Government National Mortgage Assn. 3.50% 2045[1,2]	472,840	493,637
Government National Mortgage Assn. 3.50% 2045[1,2]	75,000	78,507
Government National Mortgage Assn. 4.00% 2045[1,2]	146,360	155,662
Government National Mortgage Assn. 4.00% 2045[1]	32,583	34,076
Government National Mortgage Assn. 4.00% 2045[1]	14,116	15,055
		967,456
Commercial mortgage-backed securities 1.53%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1,3]	1,017	1,100
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2027[1,3,4]	3,000	2,992
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.03% 2031[1,3,4]	2,406	2,409
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.989% 2045[1,3]	6,971	7,518
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,4]	2,390	2,395
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.868% 2046[1,3]	2,978	3,081
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	1,383	1,451
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.827% 2042[1,3]	884	949
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[1,3]	2,869	2,960
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,3]	383	398
		25,253
Total mortgage-backed obligations		992,709
U.S. Treasury bonds & notes 22.67% U.S. Treasury 12.72%
U.S. Treasury 1.50% 2019	38,500	38,682
U.S. Treasury 1.50% 2019	20,000	20,173
U.S. Treasury 1.625% 2019[5]	26,000	26,336
U.S. Treasury 1.625% 2019	8,500	8,600
American Funds Mortgage Fund — Page 3 of 8

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2019	$31,000	$31,500
U.S. Treasury 1.25% 2020	55,500	55,023
U.S. Treasury 1.375% 2020	10,000	9,949
U.S. Treasury 1.375% 2020	9,000	8,969
U.S. Treasury 2.25% 2021	10,000	10,305
		209,537
U.S. Treasury inflation-protected securities 9.95%
U.S. Treasury Inflation-Protected Security 0.125% 2016[6]	29,412	29,594
U.S. Treasury Inflation-Protected Security 2.00% 2016[6]	8,921	9,083
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	2,330	2,334
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	5,339	5,304
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	29,431	35,184
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	4,107	3,780
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	58,442	64,650
U.S. Treasury Inflation-Protected Security 0.75% 2045[6]	14,587	13,853
		163,782
Total U.S. Treasury bonds & notes		373,319
Federal agency bonds & notes 8.14%
Fannie Mae 0.50% 2016	10,000	10,017
Fannie Mae 1.75% 2019	118,000	119,304
Fannie Mae 1.625% 2020	4,250	4,268
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	480	486
		134,075
Asset-backed obligations 7.89%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	6,775	6,777
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.674% 2023[1,3,4,7]	7,660	7,660
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,4]	4,131	4,126
Drive Auto Receivables Trust, Series 2015-B-A, Class A-2-A 0.93% 2017[1,4]	12,560	12,570
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.334% 2019[1,3,4]	634	630
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,7,8]	20,640	20,531
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.534% 2023[1,3,4]	6,740	6,740
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,4]	7,030	7,023
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[1]	2,326	2,343
Santander Drive Auto Receivables Trust, Series 2013-2, Class B, 1.33% 2016[1]	5,360	5,366
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[1]	6,925	7,004
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78% 2017[1]	480	483
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[1]	2,744	2,759
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	11,415	11,484
Santander Drive Auto Receivables Trust, Series 2012-AA, Class C, 1.78% 2018[1,4]	5,325	5,342
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[1]	3,472	3,490
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[1]	14,355	14,540
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[1]	11,044	11,131
		129,999
Total bonds, notes & other debt instruments (cost: $1,620,235,000)		1,630,102
American Funds Mortgage Fund — Page 4 of 8

unaudited
Short-term securities 46.58%	Principal amount (000)	Value (000)
Abbott Laboratories 0.12%–0.13% due 6/23/2015–8/3/2015[4]	$43,500	$43,495
Apple Inc. 0.08% due 6/19/2015[4]	18,913	18,912
Caterpillar Financial Services Corp. 0.12% due 8/27/2015	22,100	22,090
Coca-Cola Co. 0.26% due 11/23/2015[4]	16,700	16,681
Emerson Electric Co. 0.10% due 7/23/2015[4]	17,700	17,697
ExxonMobil Corp. 0.08% due 7/21/2015	29,700	29,693
Fannie Mae 0.05%–0.19% due 6/1/2015–10/1/2015	122,054	122,046
Federal Farm Credit Banks 0.17% due 1/8/2016	20,000	19,985
Federal Home Loan Bank 0.06%–0.20% due 6/3/2015–1/26/2016	200,600	200,569
Freddie Mac 0.10%–0.19% due 8/3/2015–11/4/2015	55,470	55,464
General Electric Co. 0.08% due 6/1/2015	40,200	40,200
John Deere Capital Corp. 0.09%–0.12% due 6/23/2015–7/7/2015[4]	41,600	41,595
Jupiter Securitization Co., LLC 0.30% due 11/4/2015[4]	25,000	24,963
National Rural Utilities Cooperative Finance Corp. 0.09% due 6/11/2015	20,000	19,999
Private Export Funding Corp. 0.27% due 10/20/2015[4]	25,250	25,222
Procter & Gamble Co. 0.10% due 6/19/2015[4]	28,650	28,649
Qualcomm Inc. 0.10% due 6/18/2015[4]	30,000	29,998
USAA Capital Corp. 0.08% due 6/24/2015	10,000	9,999
Total short-term securities (cost: $767,200,000)		767,257
Total investment securities 145.55% (cost: $2,387,435,000)		2,397,359
Other assets less liabilities (45.55)%		(750,293)
Net assets 100.00%		$1,647,066
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,026,446,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 5/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$400,000	$(20)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	150,000	(20)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095	2/26/2017	175,000	(465)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	113,500	(390)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.039	11/26/2017	2,400	(1)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	18,150	256
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	11,300	162
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	4,550	64
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	18,000	211
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	28,000	415
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	24,000	330
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	95,000	998
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	75,000	1,360
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	242,000	1,704
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6625	12/18/2019	13,000	70
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	30,000	315
Receive	LCH.Clearnet	3-month USD-LIBOR	1.38	1/20/2020	71,000	(581)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	75,000	280
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	64,000	202
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	15,000	127
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	61,000	437
American Funds Mortgage Fund — Page 5 of 8

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 5/31/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115%	3/23/2020	$33,000	$27
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	5/18/2020	18,000	36
Receive	LCH.Clearnet	3-month USD-LIBOR	1.654	6/1/2020	35,000	37
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	35,000	292
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7585	3/27/2022	60,000	(604)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(207)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	16,000	(725)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8715	1/20/2025	49,000	1,380
Pay	LCH.Clearnet	3-month USD-LIBOR	1.894	1/20/2025	5,000	131
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9795	4/21/2025	30,000	617
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	11,000	(1,629)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	7,000	(841)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	6,000	(760)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	12,500	(1,555)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	13,000	(1,091)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	16,500	(212)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4945	1/9/2045	7,000	226
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	7,000	287
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	7,000	456
Pay	LCH.Clearnet	3-month USD-LIBOR	2.784	5/18/2045	4,800	(144)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.625	6/2/2045	8,000	—
						$1,175

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $299,099,000, which represented 18.16% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $17,993,000, which represented 1.09% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $28,191,000, which represented 1.71% of the net assets of the fund.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$20,639	$20,531	1.25%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Mortgage Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
American Funds Mortgage Fund — Page 7 of 8

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2015, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,822
Gross unrealized depreciation on investment securities	(2,618)
Net unrealized appreciation on investment securities	9,204
Cost of investment securities	2,388,155

Key to abbreviation
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-042-0715O-S49250	American Funds Mortgage Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: July 29, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2015